Subsequent Events- Schedule of Dividends Payable (Details) - USD ($)					3 Months Ended				12 Months Ended
	Mar. 04, 2026	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Dividends					$ 10,969,100	$ 10,969,100	$ 10,969,100	$ 12,544,100	$ 45,451,400
Preference shares | Subsequent Event
Subsequent Event [Line Items]
Dividends	$ 11,000,000.0
5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Dividends					3,516,000	3,516,000	3,516,000	3,516,000	$ 14,064,000
Preferred Stock, Dividend Rate, Percentage				5.625%					5.625%
5.625% Preference Shares (AHL PRD) | Subsequent Event
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	5.625%
Dividend, in usd per share	$ 0.3516
5.625% Preference Shares (AHL PRD) | Subsequent Event | S2026Q1SeriesEDividends
Subsequent Event [Line Items]
Payable Date	Apr. 01, 2026
Dividends Payable, Date Declared	Mar. 15, 2026
5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Dividends					$ 3,515,600	3,515,600	3,515,600	3,515,600	$ 14,062,400
Preferred Stock, Dividend Rate, Percentage			5.625%						5.625%
Depositary share dividend					$ 351,600				$ 351,600
Depositary share interest of 1/1000th in each 5.625%			0.001%
5.625% Preference Shares (AHL PRE) | Subsequent Event
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	5.625%
Dividend, in usd per share	$ 351.56
Depositary share dividend	$ 0.3516
Depositary share interest of 1/1000th in each 5.625%	0.001%
5.625% Preference Shares (AHL PRE) | Subsequent Event | S2026Q1SeriesFDividends
Subsequent Event [Line Items]
Payable Date	Apr. 01, 2026
Dividends Payable, Date Declared	Mar. 15, 2026
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Subsequent Event [Line Items]
Dividends					$ 3,937,500	$ 3,937,500	$ 3,937,500	$ 5,512,500	$ 17,325,000
Preferred Stock, Dividend Rate, Percentage		7.00%							7.00%	7.00%
Depositary share dividend					$ 437,500				$ 437,500
Depositary share interest of 1/1000th in each 5.625%		0.001%
7.00% Preference Shares, rep by Dep Shares (AHL PRF) | Subsequent Event
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	7.00%
Dividend, in usd per share	$ 437.50
Depositary share dividend	$ 0.4375
Depositary share interest of 1/1000th in each 7.00%	0.001%
7.00% Preference Shares, rep by Dep Shares (AHL PRF) | Subsequent Event | S2026Q1SeriesGDividends
Subsequent Event [Line Items]
Payable Date	Apr. 01, 2026
Dividends Payable, Date Declared	Mar. 15, 2026